Convertible Notes Payable - Schedule of Interest Expense (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Interest Expense [Abstract]
Contractual coupon interest	$ 44,000
Amortization of debt discount	164,495
Total interest expenses	$ 208,495